New Accounting Policies:	12 Months Ended
Dec. 31, 2017
New Accounting Policies: [Abstract]
New Accounting Policies:

Note 2.      New Accounting Policies:

Adopted in the year

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation. The objective of this update is to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This update was effective for us commencing January 1, 2017 and did not have an impact on our financial statements.

Recently issued accounting pronouncements

In January 2017, the FASB issued ASU 2017-01, Business Combinations. This update clarifies the definition of a business and adds guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This update is effective for us commencing with the annual period beginning after December 15, 2017 and interim periods within that annual period. We do not expect the adoption of this standard will have a significant impact on our financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows - Restricted Cash. This update requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. This update is effective for us commencing with the annual period beginning after December 15, 2017 and interim periods within that annual period. We do not expect the adoption of this standard will have a significant impact on our financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments. This update is intended to reduce the existing diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update is effective for us commencing with the annual period beginning after December 15, 2017 and interim periods within that annual period. We do not expect the adoption of this standard will have a significant impact on our financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This update is effective for the Company commencing with the annual period beginning after December 15, 2017.  The Company expects the updated guidance to result in a reclassification of unrealized holding gains and losses related to investments in marketable equity securities from Accumulated other comprehensive income to Retained earnings in the Balance Sheet upon adoption. Subsequent to adoption of this standard, changes in the value of the Company's marketable equity securities will be recorded as income (loss) instead of other comprehensive income (loss).

In May 2014, the FASB issued ASU 2014-09, Revenue from contracts with customers. This standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services.  This update is effective for us commencing with the annual period beginning after December 15, 2017. As we currently do not generate revenue from operations, the adoption of this standard will not have a significant impact on our financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. This update is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This update is effective for us commencing with the annual period beginning after December 15, 2018, including interim periods within that year. We are still in the process of evaluating the impact of this standard.